Earnings/Loss per Common Share (Tables)	6 Months Ended
Jun. 30, 2014
Earnings/Loss per Common Share [Abstract]
Earnings/Loss per Common Share

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013
Numerator
Net income/(loss) attributable to Tsakos Energy Navigation Limited	199	(1,525)	14,766	(505)
Preferred share dividends Series B	(1,000)	(567)	(2,000)	(567)
Preferred share dividends Series C	(1,109)	—	(2,219)	—

Net income/(loss) attributable to common stockholders	$(1,910)	$(2,092)	$10,547	$(1,072)

Denominator
Weighted average common shares outstanding	80,135,152	56,443,237	73,427,149	56,443,237
Basic and diluted income/(loss) per common share	$(0.02)	$(0.04)	$0.14	$(0.02)